Remuneration System for the Management Board and Employees of the Group - 2017 Stock Option Plan - Summary of Parameters of Share Based Compensation Program (Detail) - EUR (€)	1 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in		€ 55.07
Strike Price in		€ 55.52
Expected Volatility of the MorphoSys share in		37.49%
Performance Term of Program in Years		4 years
Dividend Yield in		0.00%
April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in	€ 81.05
Strike Price in	€ 81.04
Expected Volatility of the MorphoSys share in	35.95%
Performance Term of Program in Years	4 years
Dividend Yield in	0.00%
NASDAQ Biotech index [member] | 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in		25.07%
NASDAQ Biotech index [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in	25.10%
TecDAX index [member] | 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in		16.94%
TecDAX index [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in	17.73%
Bottom of range [member] | 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Dividend Yield in		0.00%
Risk-free Interest Rate in		0.03%
Bottom of range [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Dividend Yield in	0.00%
Risk-free Interest Rate in	0.02%
Top of range [member] | 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Dividend Yield in		0.00%
Risk-free Interest Rate in		0.23%
Top of range [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Dividend Yield in	0.00%
Risk-free Interest Rate in	0.15%